Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Borrowings	20 Borrowings
Recognition and measurement
Borrowings are recognised initially at fair value, net of transaction costs incurred, and are subsequently measured at amortised cost. Our policy is to predominantly borrow in US dollars (USD) at floating interest rates, either directly or through the use of derivatives, as:
–the majority of our sales are in USD
–historically a lower cost of borrowing has been observed from maintaining a floating rate exposure
–historically there has been a correlation between interest rates and commodity prices.
For bonds with fixed interest rates, we generally enter into interest rate swaps to convert them to floating rates. The tenor of the interest rate swaps is sometimes shorter than the tenor of the bond which means we remain exposed to long-term fixed-rate funding. As interest rate swaps mature, new medium dated swaps are generally transacted to maintain this floating rate exposure; however, we may elect to maintain a proportion of fixed-
rate funding after considering market conditions, the cost and form of funding and other related factors.
We have designated the swaps to be in fair value hedge relationships with the corresponding period of future interest payments of the respective debt.
Where we borrow non-US denominated debt, we generally enter into cross currency interest rate swaps to convert the principal and fixed interest coupon to a USD notional with a USD interest coupon.
Borrowings at 31 December
The characteristics and carrying value of the Group’s borrowings are summarised below.

	Carrying value 2023 US$m	Carrying value 2022 US$m	Nominal value of hedged item 2023 US$m	Nominal value of hedged item 2022 US$m	Weighted average interest rate after swaps (where applicable)(b)	Swap maturity (where applicable)
Rio Tinto Finance plc Euro Bonds 2.875% due 2024(a)(b)(c)	452	429	463	546	3 month SOFR +1.90%	2024
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028(a)(b)	804	807	750	750	3 month SOFR +3.54%	2028
Alcan Inc. Debentures 7.25% due 2028(a)	99	97	100	100	3 month SOFR +5.69%	2024
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029(a)(b)(c)(d)	611	553	639	807	3 month SOFR +2.91%	2024
Alcan Inc. Debentures 7.25% due 2031(a)(b)	392	384	400	400	3 month SOFR +5.98%	2025
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033(e)	646	—	—	—
Alcan Inc. Global Notes 6.125% due 2033(a)(b)	699	673	750	750	3 month SOFR +5.93%	2025
Alcan Inc. Global Notes 5.75% due 2035(a)(b)	274	264	300	300	3 month SOFR +5.44%	2025
Rio Tinto Finance (USA) Limited Bonds 5.2% due 2040(a)(b)(f)	1,158	1,144	200	—	6 month SOFR +1.05%	2033
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042(a)(g)	492	488	—	500
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042(a)(h)	731	727	—	750
Rio Tinto Finance (USA) Limited Bonds 2.75% due 2051(a)(b)	1,098	1,065	1,250	1,250	6 month SOFR +1.57%	2028
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053(a)(e)(i)	1,151	—	1,100	—	6 month SOFR +0.76%	2033
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032(j)	602	597	—	—
Oyu Tolgoi LLC Commercial Banks “B Loan” SOFR plus 3.4% due 2032(j)	1,392	1,387	—	—
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033(j)	248	237	—	—
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034(j)	816	805	—	—
Oyu Tolgoi LLC International Financial Institutions “A Loan” SOFR plus 3.78% due 2035(j)	792	744	—	—
Other secured loans	144	194
Other unsecured loans	399	475
Bank overdrafts	1	1
Total borrowings(k)	13,001	11,071
Current borrowings	824	923
Non-current borrowings	12,177	10,148
Total borrowings(k)	13,001	11,071
(a)The fair value movements of our borrowings and interest rate swaps that are in fair value hedge relationships are summarised in note 9.
(b)The LIBOR reference rates derivatives were transitioned to Secured Overnight Financing Rate (SOFR) with effect from 1 July 2023 in accordance with International Swaps and Derivatives
Association (ISDA) Fallback Protocol. Weighted average interest rate after swaps for 2022 can be found in note 20 to the Financial Statements in our 2022 Annual Report.
(c)Rio Tinto has a US$10.0 billion (2022: US$10.0 billion) European Debt Issuance Program against which the cumulative amount utilised was US$1.1 billion equivalent at 31 December 2023
(2022: US$1.0 billion). The carrying value of these bonds after hedge accounting adjustments amounted to US$1.1 billion (2022: US$1.0 billion) in aggregate.
(d)We applied cash flow hedge accounting to this bond and the corresponding cross currency interest rate swap. The hedge is fully effective as the notional amount, maturity, payment and reset dates match. Since 2019, we swapped the resulting fixed US dollar annual interest coupon payments to floating rates. Fair value hedge accounting has been applied to this relationship in addition to the pre-existing cash flow hedge.
(e)On 7 March 2023, we issued US$650 million ten-year fixed rate and US$1.1 billion of 30-year fixed rate SEC-registered bonds.
(f)In November 2023, we entered into two new interest rate swaps with a notional of US$200 million, to convert our fixed coupon interest payments on this bond to 6 month SOFR +1.05%.
(g)In March 2023, our interest rate swap, which converted our fixed coupon interest payments on this bond to 3 month LIBOR +3.42%, matured.
(h)In February 2023, our interest rate swap which converted our fixed coupon interest payments on this bond to 3 month LIBOR +2.83% matured.
(i)In October 2023, we entered into a new interest rate swap to convert our fixed coupon interest payments on this bond to 6 month SOFR +0.76%.
(j)These borrowings relate to the Oyu Tolgoi LLC project finance facility and the due dates stated represent the final repayment date. The interest rates stated are pre-completion and will increase by 1.2% post-completion, which is expected to happen in 2029 subject to meeting certain conditions. Refer below on the refinancing of the facility made during the year.
(k)The Group’s borrowings of US$13.0 billion (2022: US$11.1 billion) include US$4.0 billion (2022: US$4.0 billion) of subsidiary entity borrowings that are subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2023.
We refinanced the Oyu Tolgoi project finance on 16 February 2023 with a syndicate of international financial institutions, export credit agencies and commercial lenders. The lenders have agreed to a deferral of the principal repayments by three years to June 2026 and to an extension of the final maturity date by five years from 2030 to 2035. As part of refinancing, the debt transitioned to the SOFR benchmark to which we applied the Phase 2
IBOR reform relief under IFRS 9. The refinancing did not result in a derecognition of the drawn down amount; however we recognised an accounting loss on modification of US$123 million related to changes other than the benchmark transition and capitalised transaction costs incurred of US$50 million.
Update on interest rate benchmark reform
We adopted, in prior periods, Interest Rate Benchmark Reform Amendments to IFRS 9 “Financial Instruments”, IFRS 7 “Financial Instruments:
Disclosures”, IFRS 4 “Insurance Contracts” and IFRS 16 “Leases”. The amendments address the financial reporting impact from reform of the
LIBOR and other benchmark interest rates (collectively “IBOR reform”). We have taken relevant practical reliefs from certain requirements relating to changes in the basis for determining contractual cash flows of financial assets, financial liabilities and hedge accounting, described below. On 1 July
2023 we completed the transition of our US LIBOR derivatives to SOFR on cessation of US LIBOR at 30 June 2023. There has been no impact on our hedging arrangements because of the LIBOR reform reliefs we have taken as permitted under IFRS 9.